Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Derivative [Line Items]
Gross fair value of derivative assets	¥ 19,678	¥ 21,339
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	14,974	17,644
Impact of master netting agreements	(12,745)	(14,853)
Impact of collateral	(1,759)	(2,173)
Net exposure to credit risk	¥ 470	¥ 618